Investment Objectives and Goals - NEW WORLD FUND INC	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	New World Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is long-term capital appreciation.